Note 5 - Revenue (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,150,000	$ 620,000	$ 4,940,000	$ 4,391,000
Unbilled Contracts Receivable	0		0	0
Revenue, Remaining Performance Obligation, Amount	$ 0		$ 0	$ 0
Product Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk, Percentage	100.00%	100.00%	100.00%	100.00%
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,150,000	$ 620,000	$ 4,940,000	$ 4,391,000
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Related Services [Member]
Concentration Risk, Percentage	10.00%	10.00%	10.00%	10.00%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk, Percentage	100.00%	100.00%	100.00%	100.00%
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,150,000	$ 620,000	$ 4,940,000	$ 4,391,000
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | SERBIA
Concentration Risk, Percentage		25.00%	13.00%	11.00%
Revenue from Contract with Customer, Excluding Assessed Tax		$ 200,000	$ 658,000	$ 494,000
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | CANADA
Concentration Risk, Percentage				3.00%
Revenue from Contract with Customer, Excluding Assessed Tax				$ 135,000
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | GERMANY
Concentration Risk, Percentage				4.00%
Revenue from Contract with Customer, Excluding Assessed Tax				$ 193,000